Related party transactions (Tables)	6 Months Ended
Jun. 30, 2026
Schedule of purchase of goods
	Six months ended June 30, 2026	Six months ended June 30, 2025
Purchase of goods
YMA DG	$315,391	$2,266,789
	$315,391	$2,266,789

Schedule of endorsements and guarantees provided by related parties
	As of	As of
	June 30, 2026	December 31, 2025
Guaranteed by key management
Short-term loans	$2,579,175	$2,741,552
Long-term loans	4,926,588	1,652,258
	$7,505,763	$4,393,810

Schedule of key management compensation

	Six months ended June 30, 2026	Six months ended June 30, 2025
compensation
Salaries and other short-term employee benefits	$325,543	$305,860
Post-employment benefits	4,828	4,518
Share-based payments	1,134,787	65,856
	$1,465,158	$376,234